GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 9,569	$ 9,871
HIV Screening Rapid Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	2,587	1,657
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,930	2,653
Autoimmune Smart Reader [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,325	746
Syphilis Point-of-Care Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	870	454
Uni-Gold Antigen Improvement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	691	453
G-6-PDH Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	582	850
Uni-Gold Test Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	376	796
Tri-stat Point-of-Care Instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	361	727
Ultra Genesys [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	237	263
Column Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	236	292
Sjogrens Tests [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	135	414
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 239	$ 566